INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2023
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

		Capitalized			Technology,	Other
(amounts in millions)		development	Customer		software	intangible
	Goodwill	costs	relationships	Licenses	and ERP	assets	Total
Net book value as at March 31, 2021	$1,173.2	$215.7	$297.5	$279.4	$71.5	$18.5	$2,055.8
Additions – internal development	—	55.6	—	—	35.0	—	90.6
Business combinations (Note 2)	1,316.8	2.2	323.7	—	169.7	—	1,812.4
Amortization	—	(32.7)	(40.7)	(16.0)	(18.3)	(1.8)	(109.5)
Impairment	—	(4.2)	—	—	—	—	(4.2)
Cloud computing transition adjustment (Note 5)	—	—	—	—	(13.4)	—	(13.4)
Transfers and others	—	(2.1)	(0.1)	(0.1)	0.4	—	(1.9)
Foreign currency exchange differences	(25.7)	(0.1)	(5.4)	(0.5)	(1.2)	(0.6)	(33.5)
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3
Additions – internal development	—	87.1	—	—	39.3	—	126.4
Business combinations (Note 2)	35.8	—	(11.8)	—	3.0	—	27.0
Amortization	—	(31.1)	(44.4)	(16.1)	(29.5)	(1.8)	(122.9)
Impairment reversal – net	—	6.3	—	—	—	—	6.3
Transfers and others	—	(3.7)	(1.3)	—	(0.9)	0.4	(5.5)
Foreign currency exchange differences	163.2	1.7	36.8	6.7	14.0	0.8	223.2
Net book value as at March 31, 2023	$2,663.3	$294.7	$554.3	$253.4	$269.6	$15.5	$4,050.8

		Capitalized			Technology,	Other
		development	Customer		software	intangible
	Goodwill	costs	relationships	Licenses	and ERP	assets	Total
Cost	$2,501.8	$480.9	$794.7	$312.8	$445.4	$51.1	$4,586.7
Accumulated amortization and impairment	(37.5)	(246.5)	(219.7)	(50.0)	(201.7)	(35.0)	(790.4)
Net book value as at March 31, 2022	$2,464.3	$234.4	$575.0	$262.8	$243.7	$16.1	$3,796.3
Cost	$2,699.7	$573.3	$829.6	$320.9	$513.2	$54.0	$4,990.7
Accumulated amortization and impairment	(36.4)	(278.6)	(275.3)	(67.5)	(243.6)	(38.5)	(939.9)
Net book value as at March 31, 2023	$2,663.3	$294.7	$554.3	$253.4	$269.6	$15.5	$4,050.8

Disclosure of reconciliation of changes in goodwill
The carrying amount of goodwill allocated to the Company's CGUs per operating segment is as follows:

		Defense
	Civil Aviation	and Security	Healthcare	Total
Net book value as at March 31, 2021	$789.2	$279.3	$104.7	$1,173.2
Business combinations (Note 2)	283.4	1,025.6	7.8	1,316.8
Foreign currency exchange differences	(25.8)	0.9	(0.8)	(25.7)
Net book value as at March 31, 2022	$1,046.8	$1,305.8	$111.7	$2,464.3
Business combinations (Note 2)	25.6	10.2	—	35.8
Foreign currency exchange differences	53.2	101.3	8.7	163.2
Net book value as at March 31, 2023	$1,125.6	$1,417.3	$120.4	$2,663.3